Debt Instruments Issued and Other Financial Liabilities - Schedule of Senior Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,408,356	$ 6,010,124	$ 5,950,038
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	5,289,084	4,882,341
Hungary, Forint | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	4,273,637	3,568,532
CLP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	481,083	416,116
USD [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities		529,363
COP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 534,364	$ 368,330